Fair Value	12 Months Ended
Dec. 31, 2019
Disclosure of fair value [Abstract]
Fair Value
Note 4 - Fair Value

A.
Determination of Fair Value

A number of the Group's accounting policies and disclosures require the determination of fair value, of certain assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

1.	Trade and other receivables The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the appropriate interest rate at the reporting date.

2.
Current investments and derivatives

The fair value of forward exchange contracts is estimated by discounting the difference between the contractual forward price and the current forward price for the residual maturity of the contract using market interest rates appropriate for similar instruments, including the adjustment required for the parties' credit risks.

The fair value of investments in debt securities and investments in equity instruments are based on quoted market prices.

3.
Investment property

The fair value of investment property is estimated using the comparison technique, with the valuation model being based on the price per square meter of comparable properties, as arising from observable transactions in an active market.

4.
Non-derivative financial liabilities

Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

5.
Share-based payment transactions

Fair value of employee stock options is measured using the Black-Scholes formula. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behavior) and the risk-free interest rate (based on government bonds). Service conditions attached to the transactions are not taken into account in determining fair value.

B.
Fair Value Hierarchy

When determining the fair value of an asset or liability, the Group uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical instruments.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3: inputs that are not based on observable market data (unobservable inputs).